JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.1%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.	1,752,261	227,320,819
RTX Corp.	1,928,241	255,414,803
Textron, Inc.	168	12,138
TransDigm Group, Inc.	176,421	244,041,405
		726,789,165
Air Freight & Logistics — 0.9%
FedEx Corp.	371,883	90,657,638
United Parcel Service, Inc., Class B	2,565,319	282,159,437
		372,817,075
Banks — 0.5%
Bank of America Corp.	2,950,165	123,110,386
US Bancorp	2,097,287	88,547,457
		211,657,843
Beverages — 3.6%
Coca-Cola Co. (The)	6,567,029	470,330,617
Keurig Dr Pepper, Inc.	4,418,740	151,209,283
Monster Beverage Corp. *	4,608,449	269,686,435
PepsiCo, Inc.	3,571,600	535,525,704
		1,426,752,039
Biotechnology — 3.1%
AbbVie, Inc.	3,098,880	649,277,337
Regeneron Pharmaceuticals, Inc.	494,417	313,574,094
Vertex Pharmaceuticals, Inc. *	561,935	272,437,327
		1,235,288,758
Broadline Retail — 1.4%
Amazon.com, Inc. *	2,917,075	555,002,689
Building Products — 2.1%
Carrier Global Corp.	4,386,599	278,110,376
Trane Technologies plc	1,662,352	560,079,636
		838,190,012
Capital Markets — 2.2%
Ameriprise Financial, Inc.	813,345	393,748,448
CME Group, Inc.	1,723,719	457,285,413
		851,033,861
Chemicals — 1.5%
Linde plc	951,157	442,896,746
PPG Industries, Inc.	1,368,758	149,673,687
		592,570,433
Communications Equipment — 0.4%
Motorola Solutions, Inc.	320,676	140,395,160
Consumer Finance — 0.9%
American Express Co.	1,299,874	349,731,100

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	212,006	200,511,035
Walmart, Inc.	3,106,250	272,697,687
		473,208,722
Electric Utilities — 3.5%
Entergy Corp.	1,515,427	129,553,854
NextEra Energy, Inc.	7,531,625	533,916,897
PG&E Corp.	7,096,229	121,913,214
Southern Co. (The)	6,554,183	602,657,127
		1,388,041,092
Electrical Equipment — 2.0%
AMETEK, Inc.	354,435	61,012,441
Eaton Corp. plc	1,698,145	461,606,755
Emerson Electric Co.	2,331,872	255,666,446
		778,285,642
Entertainment — 0.3%
Walt Disney Co. (The)	1,235,707	121,964,281
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	600,638	319,887,786
Corpay, Inc. *	810,718	282,713,581
Fiserv, Inc. *	997,299	220,233,538
Jack Henry & Associates, Inc.	555,218	101,382,807
Mastercard, Inc., Class A	1,196,794	655,986,727
Visa, Inc., Class A	1,892,155	663,124,642
		2,243,329,081
Food Products — 1.3%
Mondelez International, Inc., Class A	7,604,528	515,967,225
Ground Transportation — 0.9%
CSX Corp.	9,332,639	274,659,566
Union Pacific Corp.	352,426	83,257,118
		357,916,684
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	730,034	96,839,010
Boston Scientific Corp. *	2,036,473	205,439,396
Medtronic plc	3,721,191	334,386,224
Stryker Corp.	1,368,224	509,321,384
		1,145,986,014
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	975,848	511,100,390
Health Care REITs — 0.3%
Ventas, Inc.	836,007	57,483,841
Welltower, Inc.	495,757	75,954,930
		133,438,771

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 4.2%
Booking Holdings, Inc.	44,734	206,085,512
Chipotle Mexican Grill, Inc. *	6,373,297	320,003,243
McDonald's Corp.	1,832,741	572,493,306
Yum! Brands, Inc.	3,500,706	550,871,096
		1,649,453,157
Household Products — 1.6%
Church & Dwight Co., Inc.	2,449,046	269,615,474
Procter & Gamble Co. (The)	2,140,455	364,776,341
		634,391,815
Industrial Conglomerates — 1.4%
3M Co.	1,157,459	169,984,429
Honeywell International, Inc.	1,810,239	383,318,108
		553,302,537
Industrial REITs — 0.4%
Prologis, Inc.	1,464,234	163,686,719
Insurance — 3.9%
Aon plc, Class A	363,147	144,928,336
Arthur J Gallagher & Co.	1,050,990	362,843,788
Chubb Ltd.	661,456	199,753,098
Progressive Corp. (The)	2,349,525	664,939,070
Travelers Cos., Inc. (The)	597,746	158,079,907
		1,530,544,199
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	3,022,396	467,383,317
Meta Platforms, Inc., Class A	954,175	549,948,303
		1,017,331,620
IT Services — 1.6%
Accenture plc, Class A (Ireland)	950,154	296,486,054
Cognizant Technology Solutions Corp., Class A	4,338,605	331,903,283
		628,389,337
Life Sciences Tools & Services — 1.5%
Danaher Corp.	539,592	110,616,360
Thermo Fisher Scientific, Inc.	1,001,566	498,379,242
		608,995,602
Machinery — 2.2%
Caterpillar, Inc.	416,593	137,392,371
Cummins, Inc.	161,009	50,466,661
Deere & Co.	440,330	206,668,885
Ingersoll Rand, Inc.	1,291,588	103,365,788
Otis Worldwide Corp.	3,722,533	384,165,406
		882,059,111
Media — 1.2%
Comcast Corp., Class A	12,476,669	460,389,086

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 1.3%
CMS Energy Corp.	2,536,339	190,504,423
Dominion Energy, Inc.	1,696,317	95,112,494
Public Service Enterprise Group, Inc.	2,548,897	209,774,223
		495,391,140
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	3,503,302	367,916,776
EOG Resources, Inc.	3,007,631	385,698,599
Exxon Mobil Corp.	2,618,173	311,379,315
		1,064,994,690
Personal Care Products — 0.1%
Kenvue, Inc.	2,085,677	50,014,534
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	9,369,751	571,461,113
Eli Lilly & Co.	390,875	322,827,571
Johnson & Johnson	3,073,183	509,656,669
Merck & Co., Inc.	521,476	46,807,686
		1,450,753,039
Professional Services — 0.3%
Leidos Holdings, Inc.	764,998	103,228,830
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	2,540,942	512,431,773
ASML Holding NV (Registered), NYRS (Netherlands)	298,979	198,112,455
Broadcom, Inc.	1,243,786	208,247,090
Lam Research Corp.	1,664,259	120,991,629
Marvell Technology, Inc.	2,148,729	132,297,245
NVIDIA Corp.	4,604,496	499,035,276
NXP Semiconductors NV (China)	2,199,492	418,035,449
Texas Instruments, Inc.	2,417,068	434,347,120
		2,523,498,037
Software — 4.7%
Cadence Design Systems, Inc. *	516,405	131,337,284
Intuit, Inc.	211,773	130,026,504
Microsoft Corp.	1,377,698	517,174,052
Oracle Corp.	2,200,157	307,603,950
Salesforce, Inc.	1,147,602	307,970,473
ServiceNow, Inc. *	601,979	479,259,561
		1,873,371,824
Specialized REITs — 1.9%
American Tower Corp.	595,948	129,678,285
Equinix, Inc.	399,587	325,803,260
SBA Communications Corp.	1,360,692	299,365,847
		754,847,392
Specialty Retail — 3.3%
AutoZone, Inc. *	53,735	204,879,733

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Burlington Stores, Inc. *	527,505	125,720,267
Lowe's Cos., Inc.	2,217,800	517,257,494
Ross Stores, Inc.	3,555,329	454,335,493
		1,302,192,987
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	1,337,457	297,089,323
Seagate Technology Holdings plc	1,429,138	121,405,273
		418,494,596
Tobacco — 0.7%
Altria Group, Inc.	1,474,980	88,528,300
Philip Morris International, Inc.	1,186,952	188,404,891
		276,933,191
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	284,062	178,021,655
Total Common Stocks (Cost $28,838,368,627)		33,589,751,135
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.8%
Barclays Bank PLC, ELN, 54.30%, 5/6/2025, (linked to S&P 500 Index) (United Kingdom) (a)	59,719	341,714,507
BNP Paribas, ELN, 47.80%, 4/4/2025, (linked to S&P 500 Index) (b)	60,452	340,970,438
BNP Paribas, ELN, 57.15%, 4/28/2025, (linked to S&P 500 Index) (b)	66,957	382,954,535
BNP Paribas, ELN, 60.05%, 4/29/2025, (linked to S&P 500 Index) (b)	67,103	383,201,747
BNP Paribas, ELN, 71.50%, 4/15/2025, (linked to S&P 500 Index) (b)	63,605	366,722,896
Citigroup Global Markets Holdings, Inc., ELN, 57.70%, 4/11/2025, (linked to S&P 500 Index) (b)	63,169	360,451,789
Morgan Stanley Finance LLC, ELN, 54.01%, 5/5/2025, (linked to S&P 500 Index) (b)	59,522	343,230,637
Morgan Stanley Finance LLC, ELN, 56.83%, 4/7/2025, (linked to S&P 500 Index) (a)	61,281	347,587,058
Morgan Stanley Finance LLC, ELN, 59.93%, 4/8/2025, (linked to S&P 500 Index) (a)	62,271	353,906,020
Royal Bank of Canada, ELN, 62.54%, 4/25/2025, (linked to S&P 500 Index) (Canada) (b)	67,680	382,439,376
Royal Bank of Canada, ELN, 78.39%, 4/18/2025, (linked to S&P 500 Index) (Canada) (b)	66,403	375,418,657
Societe Generale SA, ELN, 63.80%, 4/14/2025, (linked to S&P 500 Index) (b)	62,472	359,089,056
Societe Generale SA, ELN, 72.42%, 4/21/2025, (linked to S&P 500 Index) (b)	67,866	385,251,529
Toronto-Dominion Bank (The), ELN, 77.00%, 4/22/2025, (linked to S&P 500 Index) (Canada) (a)	68,822	379,826,553
Wells Fargo Bank, ELN, 51.23%, 5/2/2025, (linked to S&P 500 Index) (b)	58,857	341,034,527
Total Equity-Linked Notes (Cost $5,475,005,648)		5,443,799,325
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (c) (d) (Cost $297,375,619)	297,375,619	297,375,619
Total Investments — 99.7% (Cost $34,610,749,894)		39,330,926,079
Other Assets in Excess of Liabilities — 0.3%		117,605,770
NET ASSETS — 100.0%		39,448,531,849

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$33,589,751,135	$—	$—	$33,589,751,135
Equity Linked Notes	—	5,443,799,325	—	5,443,799,325

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$297,375,619	$—	$—	$297,375,619
Total Investments in Securities	$33,887,126,754	$5,443,799,325	$—	$39,330,926,079
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$83,700,161	$83,700,161	$—	$—	$—	—	$77,011	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	219,654,416	4,296,023,092	4,218,301,889	—	—	297,375,619	297,375,619	9,645,556	—
Total	$219,654,416	$4,379,723,253	$4,302,002,050	$—	$—	$297,375,619		$9,722,567	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.